Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-Based Compensation

 NOTE 5   SHARE-BASED COMPENSATION

We have share-based compensation plans (including those assumed from Potash Corporation of Saskatchewan Inc. (“PotashCorp”) and Agrium Inc. (“Agrium”)) for eligible employees and directors as part of their remuneration package, including Stock Options, Performance Share Units (“PSUs”), Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”).

The following summarizes the Nutrien share-based compensation plans, under which we have awards available to be granted, and the assumed legacy plans of PotashCorp and Agrium, under which no awards will be granted:

Plans	Eligibility	Granted	Vesting Period	Maximum Term	Settlement
Stock Options	Officers and eligible employees	Annually	25% per year over four years	10 years	Shares
PSUs	Officers and eligible employees	Annually	On third anniversary of grant date based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period	Not applicable	Cash
RSUs	Eligible employees	Annually	On third anniversary of grant date and are not subject to performance conditions	Not applicable	Cash
DSUs	Non-executive directors	At the discretion of the Board of Directors	Fully vest upon grant	Not applicable	Cash [1]
SARs/TSARs [2]	Awards no longer granted; legacy awards only	Awards no longer granted; legacy awards only	25% per year over four years	10 years	Cash

1  Directors can redeem their DSUs for cash only when they leave the Board of Directors for an amount equal to the market value of the common shares at the time of redemption or as mandated by the Nutrien DSU Plan.

2  Under the assumed legacy Agrium stock appreciation rights (“SARs”) plan, holders of tandem stock appreciation rights (“TSARs”) have the ability to choose between (a) receiving in cash the price of our shares on the date of exercise in excess of the exercise price of the right or (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectation is that substantially all TSAR holders will elect to choose the first option.

The weighted average fair value of stock options granted was estimated as of the date of the grant using the Black-Scholes-Merton option-pricing model. The weighted average grant date fair value of stock options per unit granted in 2020 was $7.18 (2019 – $11.27). The weighted average assumptions by year of grant that impacted current year results are as follows:

		Year of Grant
Assumptions	Based On	2020	2019
Exercise price per option	Quoted market closing price [1]	42.23	53.54
Expected annual dividend yield (%)	Annualized dividend rate [2]	4.36	3.22
Expected volatility (%)	Historical volatility [3]	29	27
Risk-free interest rate (%)	Zero-coupon government issues [4]	1.51	2.55
Average expected life of options (years)	Historical experience	8.5	7.5
1 Of common shares on the last trading day immediately preceding the date of the grant.
2 As of the date of the grant.
3 Of the Company’s share over a period commensurate with the expected life of the option.
4 Implied yield available on equivalent remaining term at the time of the grant.

The following table summarizes the activity related to our stock option plans:

	Number of Shares Subject to Option		Weighted Average Exercise Price
	2020	2019	2020	2019
Outstanding – beginning of year	9,191,480	9,044,237	56.88	58.41
Granted	2,293,802	1,376,533	42.23	53.54
Exercised	(123,403)	(451,574)	42.24	42.73
Forfeited or cancelled	(34,506)	(502,016)	57.45	86.53
Expired	(329,481)	(275,700)	75.92	76.59
Outstanding – end of year	10,997,892	9,191,480	53.59	56.88

The aggregate grant-date fair value of all stock options granted in 2020 was $16. The average share price in 2020 was $38.87 per share.

The following table summarizes information about our stock options outstanding as at December 31, 2020, with expiry dates ranging from May 2021 to February 2030:

	Options Outstanding			Options Exercisable
		Weighted	Weighted			Weighted
		Average	Average			Average
		Remaining	Exercise			Exercise
Range of Exercise Prices	Number	Life in Years	Price	Number		Price
$37.84 to $41.60	1,647,297	5	38.71	1,647,297		38.71
$41.61 to $43.36	2,293,802	9	42.23	-	[1]	-
$43.37 to $45.40	1,492,667	7	44.50	988,275		44.50
$45.41 to $52.75	2,239,358	5	48.74	2,098,294		48.91
$52.76 to $78.86	1,645,867	7	57.60	821,067		61.68
$78.87 to $130.78	1,678,901	2	94.31	1,678,901		94.31
	10,997,892	6	53.59	7,233,834		57.97
1 Options granted in this range of exercise prices have not yet met the vesting period.

Information for all employee and director share-based compensation plans is summarized below:

	Units Granted	Units Outstanding	Compensation Expense
	in 2020	as at December 31, 2020	2020	2019
Stock Options	2,293,802	10,997,892	14	19
PSUs	794,017	1,879,160	31	65
RSUs	486,194	1,304,858	22	18
DSUs	49,424	369,267	2	2
SARs/TSARs	-	1,576,172	-	-
			69	104